GENERAL AND ADMINISTRATIVE EXPENSE - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSE
General and administrative expense excluding share-based compensation	$ 47,778	$ 42,374	$ 38,013
Share-based compensation expense	17,886	27,580	18,794
General and administrative expense	$ 65,664	$ 69,954	$ 56,807